Digital Assets (Details) - Schedule of Digital Asset Holdings - Digital Asset [Member] - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Crypto Asset, Activity [Line Items]
Digital asset		$ 7,696,700
ETH [Member]
Crypto Asset, Activity [Line Items]
Digital asset		7,123,300	$ 4,997,700	$ 369,200
USDT [Member]
Crypto Asset, Activity [Line Items]
Digital asset		$ 573,400